Leases - Gross Investment in Lease, Unearned Finance Income, Present Value of Minimum Lease Payments Receivable and Unguaranteed Residual Values Under Finance Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	¥ 394,772	¥ 378,097
Unearned finance income	117,826	111,255
Present value of the minimum lease payments receivable	276,946	266,842
Unguaranteed residual values	30,965	41,731
Not later than one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	38,510	48,883
Unearned finance income	14,944	9,787
Present value of the minimum lease payments receivable	23,566	39,096
Unguaranteed residual values	862	1,205
Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	30,015	34,612
Unearned finance income	9,813	8,865
Present value of the minimum lease payments receivable	20,202	25,747
Unguaranteed residual values	2,413	903
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	65,669	24,634
Unearned finance income	10,064	7,833
Present value of the minimum lease payments receivable	55,605	16,801
Unguaranteed residual values	5,975	14,695
Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	25,616	51,422
Unearned finance income	8,536	7,361
Present value of the minimum lease payments receivable	17,080	44,061
Unguaranteed residual values	6,111	1,186
Later than four years and not later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	21,687	17,818
Unearned finance income	7,519	7,991
Present value of the minimum lease payments receivable	14,168	9,827
Unguaranteed residual values	4,158	12,634
Later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	213,275	200,728
Unearned finance income	66,950	69,418
Present value of the minimum lease payments receivable	146,325	131,310
Unguaranteed residual values	¥ 11,446	¥ 11,108